September 13, 2002

                           DREYFUS PREMIER EMERGING
                                 MARKETS FUND

                           SUPPLEMENT TO PROSPECTUS

                            DATED FEBRUARY 1, 2002

     Dreyfus Premier Emerging Markets Fund has changed its name to DREYFUS PREMIER DEVELOPING MARKETS FUND.

                                                                       329s0902



                                                September 13, 2002



                            DREYFUS PREMIER EQUITY FUNDS, INC.
                      DREYFUS PREMIER EMERGING MARKETS FUND

                   SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

                             DATED FEBRUARY 1, 2002

DREYFUS PREMIER EMERGING MARKETS FUND HAS CHANGED ITS NAME TO DREYFUS PREMIER DEVELOPING MARKETS FUND.